Financial instruments risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Sensitivity analysis measurement percentage	1.00%
Closing	0.94%	1.09%
Minimum	0.30%	0.67%
Maximum	0.94%	1.09%
Average	0.63%	0.79%